UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

                                             (C)2011, USAA. All rights reserved.
48451-1211

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2011 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (98.4%)

            COMMON STOCKS (97.9%)

            CONSUMER DISCRETIONARY (12.0%)
            ------------------------------
            ADVERTISING (0.3%)
   66,221   Omnicom Group, Inc.                                       $    2,945
                                                                      ----------
            APPAREL RETAIL (0.8%)
   42,200   Ann, Inc.*                                                     1,124
   35,594   Buckle, Inc.                                                   1,586
  148,935   Guess?, Inc.                                                   4,913
    9,300   Ross Stores, Inc.                                                816
                                                                      ----------
                                                                           8,439
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
   70,400   Coach, Inc.                                                    4,581
   90,500   Hanesbrands, Inc.*                                             2,386
                                                                      ----------
                                                                           6,967
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.5%)
  238,100   General Motors Co.*                                            6,155
                                                                      ----------
            BROADCASTING (0.3%)
  136,290   CBS Corp. "B"                                                  3,518
                                                                      ----------
            CABLE & SATELLITE (0.8%)
  360,120   Comcast Corp. "A"                                              8,445
                                                                      ----------
            CASINOS & GAMING (0.7%)
  437,000   International Game Technology                                  7,687
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.5%)
  161,900   GameStop Corp. "A"*                                            4,140
   44,800   Rent-A-Center, Inc.                                            1,530
                                                                      ----------
                                                                           5,670
                                                                      ----------
            DEPARTMENT STORES (0.5%)
   52,900   Kohl's Corp.                                                   2,804
   48,320   Nordstrom, Inc.                                                2,450
                                                                      ----------
                                                                           5,254
                                                                      ----------
            EDUCATION SERVICES (0.6%)
   68,600   Apollo Group, Inc. "A"*                                        3,248
   56,535   ITT Educational Services, Inc.*(a)                             3,503
                                                                      ----------
                                                                           6,751
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.1%)
   24,300   Target Corp.                                                   1,330
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.4%)
   46,377   Home Depot, Inc.                                               1,660

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1  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  136,107   Lowe's Companies, Inc.                                    $    2,861
                                                                      ----------
                                                                           4,521
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (1.1%)
  262,400   Carnival Corp.                                                 9,239
   89,500   Royal Caribbean Cruises Ltd.                                   2,660
                                                                      ----------
                                                                          11,899
                                                                      ----------
            HOUSEHOLD APPLIANCES (0.5%)
   90,400   Stanley Black & Decker, Inc.                                   5,772
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.1%)
   51,600   Newell Rubbermaid, Inc.                                          764
                                                                      ----------
            INTERNET RETAIL (2.6%)
   88,204   Amazon.com, Inc.*                                             18,833
  215,315   Blue Nile, Inc.*(a)                                            9,717
                                                                      ----------
                                                                          28,550
                                                                      ----------
            MOVIES & ENTERTAINMENT (1.2%)
  236,200   Time Warner, Inc.                                              8,265
  112,200   Viacom, Inc. "B"                                               4,920
                                                                      ----------
                                                                          13,185
                                                                      ----------
            RESTAURANTS (0.3%)
   23,600   Cracker Barrel Old Country Store, Inc.                         1,000
   55,075   Starbucks Corp.                                                2,332
                                                                      ----------
                                                                           3,332
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   17,450   Coinstar, Inc.*(a)                                               833
   85,900   Service Corp. International                                      859
                                                                      ----------
                                                                           1,692
                                                                      ----------
            Total Consumer Discretionary                                 132,876
                                                                      ----------
            CONSUMER STAPLES (7.4%)
            -----------------------
            DISTILLERS & VINTNERS (0.1%)
   15,900   Diageo plc ADR                                                 1,318
                                                                      ----------
            DRUG RETAIL (0.5%)
   75,700   CVS Caremark Corp.                                             2,748
   78,800   Walgreen Co.                                                   2,616
                                                                      ----------
                                                                           5,364
                                                                      ----------
            FOOD RETAIL (0.6%)
  257,500   Kroger Co.                                                     5,969
                                                                      ----------
            HOUSEHOLD PRODUCTS (1.7%)
   48,325   Clorox Co.                                                     3,235
   86,500   Colgate-Palmolive Co.                                          7,817
  127,738   Procter & Gamble Co.                                           8,174
                                                                      ----------
                                                                          19,226
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
   34,200   Wal-Mart Stores, Inc.                                          1,940
                                                                      ----------
            PACKAGED FOODS & MEAT (2.1%)
  608,037   DANONE S.A. ADR                                                8,415
  264,200   Kraft Foods, Inc. "A"                                          9,294
  122,978   McCormick & Co., Inc.                                          5,972
                                                                      ----------
                                                                          23,681
                                                                      ----------
            SOFT DRINKS (0.6%)
   28,301   Coca-Cola Co.                                                  1,934
  142,200   Cott Corp.*                                                    1,007

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                                                   Portfolio of Investments  | 2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   54,780   PepsiCo, Inc.                                             $    3,448
                                                                      ----------
                                                                           6,389
                                                                      ----------
            TOBACCO (1.6%)
   83,600   Altria Group, Inc.                                             2,303
   30,700   Imperial Tobacco Group plc ADR                                 2,241
   24,400   Lorillard, Inc.                                                2,700
  116,710   Philip Morris International, Inc.                              8,154
   71,500   Reynolds American, Inc.                                        2,766
                                                                      ----------
                                                                          18,164
                                                                      ----------
            Total Consumer Staples                                        82,051
                                                                      ----------
            ENERGY (10.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.7%)
  104,180   Alpha Natural Resources, Inc.*                                 2,504
  115,600   Peabody Energy Corp.                                           5,014
                                                                      ----------
                                                                           7,518
                                                                      ----------
            EQUIPMENT & SERVICES (0.4%)
  412,500   McDermott International, Inc.*                                 4,529
                                                                      ----------
            INTEGRATED OIL & GAS (3.4%)
   90,845   BP plc ADR                                                     4,013
   12,700   Chevron Corp.                                                  1,334
   63,200   ConocoPhillips                                                 4,402
  131,925   Exxon Mobil Corp.                                             10,302
  112,300   Hess Corp.                                                     7,025
  103,000   Marathon Oil Corp.                                             2,681
   39,600   Murphy Oil Corp.                                               2,193
   45,500   Occidental Petroleum Corp.                                     4,229
   37,230   Petroleo Brasileiro S.A. ADR                                   1,006
                                                                      ----------
                                                                          37,185
                                                                      ----------
            OIL & GAS DRILLING (1.8%)
   37,500   Atwood Oceanics, Inc.*                                         1,603
  109,000   ENSCO International plc ADR                                    5,413
  296,615   Noble Corp.                                                   10,660
   83,400   SeaDrill Ltd.                                                  2,763
                                                                      ----------
                                                                          20,439
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.5%)
   89,200   Baker Hughes, Inc.                                             5,172
   36,200   Cameron International Corp.*                                   1,779
   39,995   National-Oilwell Varco, Inc.                                   2,853
   85,176   Schlumberger Ltd.                                              6,258
                                                                      ----------
                                                                          16,062
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   35,375   Apache Corp.                                                   3,524
   61,600   EOG Resources, Inc.                                            5,509
    2,200   Newfield Exploration Co.*                                         89
  176,613   Ultra Petroleum Corp.*                                         5,627
  140,095   Whiting Petroleum Corp.*                                       6,521
                                                                      ----------
                                                                          21,270
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  132,650   Spectra Energy Corp.                                           3,798
                                                                      ----------
            Total Energy                                                 110,801
                                                                      ----------
            FINANCIALS (16.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.0%)
  174,425   Ameriprise Financial, Inc.                                     8,142
   31,252   Franklin Resources, Inc.                                       3,333

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3  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  232,300   Invesco Ltd. ADR                                          $    4,662
  161,464   Legg Mason, Inc.                                               4,440
  579,916   SEI Investments Co.                                            9,389
   62,400   State Street Corp.                                             2,521
   38,200   Waddell & Reed Financial, Inc. "A"                             1,059
                                                                      ----------
                                                                          33,546
                                                                      ----------
            CONSUMER FINANCE (2.1%)
  191,588   American Express Co.                                           9,698
  132,700   Capital One Financial Corp.                                    6,059
  131,100   Discover Financial Services                                    3,089
  328,000   SLM Corp.                                                      4,484
                                                                      ----------
                                                                          23,330
                                                                      ----------
            DIVERSIFIED BANKS (1.8%)
  226,000   U.S. Bancorp                                                   5,783
  564,405   Wells Fargo & Co.                                             14,624
                                                                      ----------
                                                                          20,407
                                                                      ----------
            INSURANCE BROKERS (0.3%)
   78,400   Willis Group Holdings Ltd. plc                                 2,847
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.6%)
   16,000   Goldman Sachs Group, Inc.                                      1,753
  266,498   Greenhill & Co., Inc.                                         10,068
  348,300   Morgan Stanley                                                 6,144
                                                                      ----------
                                                                          17,965
                                                                      ----------
            LIFE & HEALTH INSURANCE (1.5%)
  238,600   AFLAC, Inc.                                                   10,758
  159,300   MetLife, Inc.                                                  5,601
                                                                      ----------
                                                                          16,359
                                                                      ----------
            MULTI-LINE INSURANCE (0.1%)
   32,575   Hartford Financial Services Group, Inc.                          627
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
  244,300   Bank of America Corp.                                          1,668
  459,545   Citigroup, Inc.                                               14,517
  422,980   JPMorgan Chase & Co.                                          14,703
                                                                      ----------
                                                                          30,888
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
  254,312   Assured Guaranty Ltd.                                          3,240
   21,100   Chubb Corp.                                                    1,415
  111,180   XL Group plc                                                   2,417
                                                                      ----------
                                                                           7,072
                                                                      ----------
            REGIONAL BANKS (0.6%)
  203,100   Fifth Third Bancorp                                            2,439
   83,300   PNC Financial Services Group, Inc.                             4,474
                                                                      ----------
                                                                           6,913
                                                                      ----------
            REITs - MORTGAGE (0.5%)
  311,700   Annaly Capital Management, Inc.                                5,252
                                                                      ----------
            REITs - RESIDENTIAL (0.2%)
   19,600   Essex Property Trust, Inc.                                     2,798
                                                                      ----------
            SPECIALIZED FINANCE (0.7%)
  237,306   MSCI, Inc. "A"*                                                7,924
                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
  145,300   New York Community Bancorp, Inc.                               1,934
                                                                      ----------
            Total Financials                                             177,862
                                                                      ----------

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                                                   Portfolio of Investments  | 4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE (14.0%)
            -------------------
            BIOTECHNOLOGY (2.7%)
   93,700   Acorda Therapeutics, Inc.*                                $    2,047
   73,800   Alexion Pharmaceuticals, Inc.*                                 4,982
  219,361   Amgen, Inc.                                                   12,563
  142,700   Amylin Pharmaceuticals, Inc.*                                  1,644
  113,462   Gilead Sciences, Inc.*                                         4,727
   53,400   Pharmasset, Inc.*                                              3,759
                                                                      ----------
                                                                          29,722
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.5%)
  121,130   Cardinal Health, Inc.                                          5,362
                                                                      ----------
            HEALTH CARE EQUIPMENT (2.7%)
  126,300   Baxter International, Inc.                                     6,944
   22,300   Covidien plc                                                   1,049
   10,400   Hospira, Inc.*                                                   327
  312,933   Medtronic, Inc.                                               10,871
  102,705   St. Jude Medical, Inc.                                         4,006
  117,361   Zimmer Holdings, Inc.*                                         6,177
                                                                      ----------
                                                                          29,374
                                                                      ----------
            HEALTH CARE FACILITIES (0.5%)
  165,000   HCA Holdings, Inc.*                                            3,869
   40,400   Universal Health Services, Inc. "B"                            1,615
                                                                      ----------
                                                                           5,484
                                                                      ----------
            HEALTH CARE SERVICES (0.2%)
   90,400   Omnicare, Inc.                                                 2,696
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.6%)
   41,600   Agilent Technologies                                           1,542
   21,100   Bio-Rad Laboratories, Inc. "A"*                                2,101
   30,380   Thermo Fisher Scientific, Inc.*                                1,527
   20,800   Waters Corp.*                                                  1,666
                                                                      ----------
                                                                           6,836
                                                                      ----------
            MANAGED HEALTH CARE (2.0%)
   55,300   CIGNA Corp.                                                    2,452
   97,200   Coventry Health Care, Inc.*                                    3,092
   16,900   Humana, Inc.                                                   1,435
  244,515   UnitedHealth Group, Inc.                                      11,734
   56,228   WellPoint, Inc.                                                3,874
                                                                      ----------
                                                                          22,587
                                                                      ----------
            PHARMACEUTICALS (4.8%)
   61,100   Allergan, Inc.                                                 5,140
  105,290   Eli Lilly and Co.                                              3,913
  216,200   Johnson & Johnson                                             13,921
  310,336   Merck & Co., Inc.                                             10,707
   75,500   Mylan, Inc.*                                                   1,477
  117,113   Novartis AG ADR                                                6,613
  278,841   Pfizer, Inc.                                                   5,370
   43,100   Sanofi-Aventis ADR                                             1,541
  124,410   Teva Pharmaceutical Industries Ltd. ADR                        5,082
                                                                      ----------
                                                                          53,764
                                                                      ----------
            Total Health Care                                            155,825
                                                                      ----------
            INDUSTRIALS (11.1%)
            -------------------
            AEROSPACE & DEFENSE (3.4%)
   73,500   BE Aerospace, Inc.*                                            2,773
  160,945   Boeing Co.                                                    10,589
  133,600   General Dynamics Corp.                                         8,576

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5  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   21,800   Goodrich Corp.                                            $    2,673
   97,630   Honeywell International, Inc.                                  5,116
   15,900   ITT Corp.                                                        725
   43,200   L-3 Communications Holdings, Inc.                              2,928
    5,880   Precision Castparts Corp.                                        959
   84,000   Raytheon Co.                                                   3,712
                                                                      ----------
                                                                          38,051
                                                                      ----------
            AIR FREIGHT & LOGISTICS (2.3%)
  227,389   Expeditors International of Washington, Inc.                  10,369
   85,800   FedEx Corp.                                                    7,021
  115,507   United Parcel Service, Inc. "B"                                8,113
                                                                      ----------
                                                                          25,503
                                                                      ----------
            AIRLINES (0.2%)
  297,200   Southwest Airlines Co.                                         2,541
                                                                      ----------
            BUILDING PRODUCTS (0.2%)
  195,900   Masco Corp.                                                    1,881
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    5,100   Cummins, Inc.                                                    507
   33,150   Joy Global, Inc.                                               2,891
   21,700   Navistar International Corp.*                                    913
                                                                      ----------
                                                                           4,311
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   47,790   Belden, Inc.                                                   1,543
   38,800   Emerson Electric Co.                                           1,867
                                                                      ----------
                                                                           3,410
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   41,800   Manpower, Inc.                                                 1,803
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.8%)
  219,690   General Electric Co.                                           3,671
  285,000   Textron, Inc.                                                  5,535
                                                                      ----------
                                                                           9,207
                                                                      ----------
            INDUSTRIAL MACHINERY (1.8%)
   52,800   Eaton Corp.                                                    2,366
   51,785   Flowserve Corp.                                                4,800
  230,600   Illinois Tool Works, Inc.                                     11,214
   29,200   SPX Corp.                                                      1,595
                                                                      ----------
                                                                          19,975
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.5%)
   17,900   Dun & Bradstreet Corp.                                         1,196
  116,581   Verisk Analytics, Inc. "A"*                                    4,098
                                                                      ----------
                                                                           5,294
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
  114,500   WESCO International, Inc.*                                     5,549
                                                                      ----------
            TRUCKING (0.5%)
  505,000   Hertz Global Holdings, Inc.*                                   5,858
                                                                      ----------
            Total Industrials                                            123,382
                                                                      ----------
            INFORMATION TECHNOLOGY (21.5%)
            ------------------------------
            APPLICATION SOFTWARE (2.0%)
  289,000   Adobe Systems, Inc.*                                           8,500
  118,425   FactSet Research Systems, Inc.                                11,774
   44,600   JDA Software Group, Inc.*                                      1,421
                                                                      ----------
                                                                          21,695
                                                                      ----------

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                                                   Portfolio of Investments  | 6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (4.5%)
1,510,846   Cisco Systems, Inc.                                       $   27,996
  174,000   JDS Uniphase Corp.*                                            2,088
   30,580   Juniper Networks, Inc.*                                          748
  377,288   QUALCOMM, Inc.                                                19,468
                                                                      ----------
                                                                          50,300
                                                                      ----------
            COMPUTER HARDWARE (2.8%)
   63,775   Apple, Inc.*                                                  25,815
  212,500   Hewlett-Packard Co.                                            5,655
                                                                      ----------
                                                                          31,470
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.4%)
  145,475   EMC Corp.*                                                     3,565
   25,700   NetApp, Inc.*                                                  1,053
                                                                      ----------
                                                                           4,618
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.9%)
   56,657   Automatic Data Processing, Inc.                                2,965
   36,900   Global Payments, Inc.                                          1,694
  238,640   Visa, Inc. "A"                                                22,256
  288,070   Western Union Co.                                              5,033
                                                                      ----------
                                                                          31,948
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
  116,600   Molex, Inc.                                                    2,879
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (2.7%)
   75,840   eBay, Inc.*                                                    2,414
   32,187   Google, Inc. "A"*                                             19,075
  252,228   VistaPrint N.V.*                                               8,808
                                                                      ----------
                                                                          30,297
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
   94,300   iGATE Corp.                                                    1,271
   20,500   International Business Machines Corp.                          3,785
  131,000   ServiceSource International*                                   1,744
                                                                      ----------
                                                                           6,800
                                                                      ----------
            OFFICE ELECTRONICS (0.2%)
  219,400   Xerox Corp.                                                    1,795
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   91,000   Applied Materials, Inc.                                        1,121
                                                                      ----------
            SEMICONDUCTORS (1.6%)
   14,782   Altera Corp.                                                     560
   62,453   Analog Devices, Inc.                                           2,284
  123,200   Broadcom Corp. "A"                                             4,446
   65,400   Intel Corp.                                                    1,605
  334,600   Intersil Corp. "A"                                             4,005
   40,767   Linear Technology Corp.                                        1,317
   62,800   Microchip Technology, Inc.(a)                                  2,271
   52,800   Texas Instruments, Inc.                                        1,623
                                                                      ----------
                                                                          18,111
                                                                      ----------
            SYSTEMS SOFTWARE (3.2%)
   12,400   BMC Software, Inc.*                                              431
  403,790   Microsoft Corp.                                               10,753
  542,995   Oracle Corp.                                                  17,794
  358,700   Symantec Corp.*                                                6,101
                                                                      ----------
                                                                          35,079
                                                                      ----------

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7  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.2%)
   51,300   Arrow Electronics, Inc.*                                  $    1,849
                                                                      ----------
            Total Information Technology                                 237,962
                                                                      ----------
            MATERIALS (2.9%)
            ----------------
            COMMODITY CHEMICALS (0.7%)
  187,100   Celanese Corp. "A"                                             8,148
                                                                      ----------
            CONSTRUCTION MATERIALS (0.4%)
   61,400   Martin Marietta Materials, Inc.                                4,431
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.5%)
  208,900   Dow Chemical Co.                                               5,824
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.2%)
   28,600   Freeport-McMoRan Copper & Gold, Inc.                           1,151
   12,115   Rio Tinto plc ADR                                                655
                                                                      ----------
                                                                           1,806
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   14,900   Agrium, Inc.                                                   1,226
   38,195   Potash Corp. of Saskatchewan, Inc.                             1,808
                                                                      ----------
                                                                           3,034
                                                                      ----------
            GOLD (0.4%)
   92,555   Barrick Gold Corp.                                             4,582
                                                                      ----------
            METAL & GLASS CONTAINERS (0.2%)
   82,900   Owens-Illinois, Inc.*                                          1,665
                                                                      ----------
            PAPER PACKAGING (0.1%)
   34,600   Sonoco Products Co.                                            1,086
                                                                      ----------
            STEEL (0.1%)
   32,700   Allegheny Technologies, Inc.                                   1,517
                                                                      ----------
            Total Materials                                               32,093
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
  182,035   AT&T, Inc.                                                     5,335
   71,600   Verizon Communications, Inc.                                   2,648
                                                                      ----------
                                                                           7,983
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   79,800   Vodafone Group plc ADR                                         2,222
                                                                      ----------
            Total Telecommunication Services                              10,205
                                                                      ----------
            UTILITIES (2.1%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
   27,800   American Electric Power Co., Inc.                              1,092
   97,000   Edison International                                           3,938
   21,800   Entergy Corp.                                                  1,508
  111,710   NextEra Energy, Inc.                                           6,301
   45,700   Pinnacle West Capital Corp.                                    2,083
                                                                      ----------
                                                                          14,922
                                                                      ----------
            GAS UTILITIES (0.1%)
   17,100   ONEOK, Inc.                                                    1,300
                                                                      ----------
            MULTI-UTILITIES (0.7%)
  132,000   CenterPoint Energy, Inc.                                       2,751
   32,100   Dominion Resources, Inc.                                       1,656
   41,900   MDU Resources Group, Inc.                                        864

================================================================================

                                                   Portfolio of Investments  | 8

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
    84,300  Xcel Energy, Inc.                                         $    2,179
                                                                      ----------
                                                                           7,450
                                                                      ----------
            Total Utilities                                               23,672
                                                                      ----------
            Total Common Stocks (cost: $983,582)                       1,086,729
                                                                      ----------

                                                                          MARKET
 PRINCIPAL                                                                 VALUE
 AMOUNT     SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONVERTIBLE SECURITIES (0.0%)

            MATERIALS (0.0%)
            ----------------
            STEEL (0.0%)
  $162,000  Allegheny Technologies, Inc. (cost: $195)                        221
                                                                      ----------

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (0.5%)
    16,900  MidCap SPDR Trust Series 1                                     2,728
    23,000  SPDR S&P 500 ETF Trust                                         2,885
                                                                      ----------
            Total Exchange-Traded Funds (cost: $5,336)                     5,613
                                                                      ----------
            Total Equity Securities (cost: $989,113)                   1,092,563
                                                                      ----------
            MONEY MARKET INSTRUMENTS (1.6%)

            MONEY MARKET FUNDS (1.6%)
17,525,957  State Street Institutional Liquid Reserve Fund,
               0.15% (b)(cost: $17,526)                                   17,526
                                                                      ----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (1.3%)

            MONEY MARKET FUNDS (0.9%)
   231,297  Blackrock Liquidity Funds Tempfund Portfolio, 0.12% (b)          231
 9,346,953  Fidelity Institutional Money Market Portfolio, 0.15% (b)       9,347
                                                                      ----------
            Total Money Market Funds (cost: $9,578)                        9,578
                                                                      ----------

 PRINCIPAL                                                                MARKET
 AMOUNT                                                                    VALUE
 (000)      SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.4%)
$    4,892  Deutsche Bank Securities, Inc., 0.10%, acquired
               on 10/31/2011 and due 11/01/2011 at $4,892
               (collateralized by $8,341 of U.S. Treasury (c),
               2.99%(d), due 11/15/2027; market value $4,990)              4,892
                                                                      ----------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $14,470)          14,470
                                                                      ----------

            TOTAL INVESTMENTS (COST: $1,021,109)                      $1,124,559
                                                                      ==========

================================================================================

9  | USAA Growth & Income Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          --------------------
                                                 (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
                                               QUOTED PRICES       OTHER      SIGNIFICANT
                                                 IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS       OBSERVABLE       INPUTS
                                               FOR IDENTICAL      INPUTS
ASSETS                                            ASSETS                                            TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $   1,086,729    $         -   $          -    $ 1,086,729
  Convertible Securities                                   -            221              -            221
  Exchange-Traded Funds                                5,613              -              -          5,613
Money Market Instruments:
  Money Market Funds                                  17,526              -              -         17,526
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                   9,578              -              -          9,578
  Repurchase Agreements                                    -          4,892              -          4,892
---------------------------------------------------------------------------------------------------------
Total                                          $   1,119,446    $     5,113   $          -    $ 1,124,559
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                            COMMON STOCKS
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                                         $ 280
Purchases                                                                                               -
Sales                                                                                                 (20)
Transfers into Level 3                                                                                  -
Transfers out of Level 3                                                                                -
Net realized gain (loss)                                                                             (578)
Change in net unrealized appreciation/depreciation                                                    318
---------------------------------------------------------------------------------------------------------
Balance as of October 31, 2011                                                                      $   -
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  | 10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

11  | USAA Growth & Income Fund

================================================================================

subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include convertible securities, which are valued based on methods discussed in Note A5, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $13,733,000.

================================================================================

13  | USAA Growth & Income Fund

================================================================================

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $153,929,000 and $50,479,000, respectively, resulting in net unrealized appreciation of $103,450,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,110,343,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.1% of net assets at October 31, 2011.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*     Non-income-producing security.

================================================================================

15  | USAA Growth & Income Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.